Other expenses - Restructuring costs (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Purchases and other expenses [abstract]
Departure plans	€ (7)	€ (13)
Lease property restructuring	2	(2)
Distribution channels	(1)	(9)
Other	(7)	(28)
Restructuring costs	€ (13)	€ (52)